Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders’ Equity
Schedule of Share capital

	Number of shares 2017	Number of shares 2016	Number of shares 2015
	Ordinary	Ordinary	Ordinary
Balance at January 1	23,346,856	23,345,965	23,338,154
Issued for cash	8,573,975	—	—
Exercise of share options	1,034	891	7,811
Treasury shares issued	4,503,149	—	—
Balance at December 31	36,425,014	23,346,856	23,345,965

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	Options granted		Options granted		Options granted
	in 2017		in 2016		in 2015
Risk-free interest rate	1.913%		1.467%		1.497%
Expected dividend yield	—%		—%		—%
Expected volatility	88.7%		86.3%		86.8%
Expected life in years	5	years	5	years	5	years

Schedule of Movements in the number of options outstanding and weighted average exercise prices

	2017		2016		2015
	Number of	Average	Number of	Average	Number of	Average
	options	exercise price	options	exercise price	options	exercise price
Balance at January 1	2,205,989	€4.88	1,108,935	€4.19	998,765	€2.78
Granted	1,199,447	€4.63	1,214,126	€5.49	125,798	€15.27
Forfeited	(72,527)	€5.56	(116,181)	€4.64	(7,817)	€4.64
Exercised	(1,034)	€3.54	(891)	€2.38	(7,811)	€1.78
Expired	—	—	—	—	—	—
Balance at December 31	3,331,875	€4.78	2,205,989	€4.88	1,108,935	€4.19
Exercisable at December 31	1,148,893		615,246		339,352